Description of the Plan - Vesting Percentage Over Term (Details) - EBP 011	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Less than 2 years
EBP, Description of Plan [Line Items]
Vesting percentage	0.00%
2 years but less than 3 years
EBP, Description of Plan [Line Items]
Vesting percentage	50.00%
3 years but less than 4 years
EBP, Description of Plan [Line Items]
Vesting percentage	75.00%
4 years or more
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%